Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to the GoDaddy Inc. Amended and Restated 2024 Omnibus Incentive Plan
Amount Registered | shares	3,116,000
Proposed Maximum Offering Price per Unit	91.45
Maximum Aggregate Offering Price	$ 284,958,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,352.73
Offering Note	(a) This Registration Statement on Form S-8 covers 3,116,000 shares of Class A common stock, par value $0.001 per share, of GoDaddy Inc. (Shares) reserved for issuance under the GoDaddy Inc. Amended and Restated 2024 Omnibus Incentive Plan (the Omnibus Incentive Plan). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional Shares that may become issuable under the Omnibus Incentive Plan by reason of any stock dividend, stock split, or other similar transaction affecting the Shares. (b) Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for the Registrants Shares on the New York Stock Exchange on July 24, 2026.